Investments in Associates and Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summarized Financial Information on the Bank's Investment
The following table presents the summarized financial information on the Bank’s investment in the associate:

Summarized statement of financial position	12/31/2019	12/31/2018

Total assets	31,479	27,859
Total liabilities	7,870	3,490

Shareholders’ equity	23,609	24,369
Proportional Bank’s interest	5%	5%

Investment carrying amount	1,180	1,218

Summarized Financial Information on the Bank's Investment
The following table presents the summarized financial information on the Bank’s investment in the UTE:

Summarized statement of financial position	12/31/2019	12/31/2018

Total assets	380,560	415,782
Total liabilities	92,572	91,742

Shareholders’ equity	287,988	324,040
Proportional Bank’s interest	50%	50%

Investment carrying amount	143,994	162,020